Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 1,163,394	¥ 318,715	¥ 737,605
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Notes 5 and 6)	337,411	350,817	333,950
Impairment of goodwill (Note 6)	147,564	383,810
Impairment of intangible assets (Note 6)	21,680	3,732	118,108
Provision for credit losses (Note 4)	484,210	321,713	34,330
Employee benefit cost (income) for severance indemnities and pension plans (Note 13)	2,804	(6,917)	(19,839)
Investment securities (gains) losses—net	(1,458,264)	532,248	252,307
Amortization of premiums on investment securities	59,614	65,078	78,509
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities—net (Note 31)	5,002	2,894	13,880
Foreign exchange (gains) losses—net	(103,917)	544,763	565,304
Equity in earnings of equity method investees—net	(355,730)	(282,712)	(209,732)
Provision (benefit) for deferred income tax expense	266,273	(60,967)	(47,796)
Decrease (increase) in trading account assets, excluding foreign exchange contracts	1,351,570	(4,902,492)	(2,695,035)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	(1,463,152)	2,217,808	1,370,846
Net increase in collateral for derivative transactions	(421,781)	(217,864)	(79,338)
Net decrease (increase) in margin for listed derivative transactions	20,984	(279,844)	(87,075)
Increase in cash collateral for the use of the Bank of Japan's settlement infrastructure	(33,292)	(54,018)	(60,462)
Other—net	(269,437)	(292,664)	(77,228)
Net cash provided by (used in) operating activities	(245,067)	(1,355,900)	228,334
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	62,660,266	60,731,107	31,283,601
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	43,245,884	24,335,639	26,448,801
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)	(115,383,753)	(87,618,074)	(62,309,072)
Proceeds from maturities of Held-to-maturity debt securities	605,781	708,068	560,646
Purchases of Held-to-maturity debt securities	(382,159)	(495,346)	(1,192,989)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	1,903,784	3,871,908	2,722,948
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(1,561,344)	(3,129,666)	(2,770,356)
Purchase of common stock in Bank Danamon, an equity method investee of BK (Note 2)			(132,335)
Acquisition of Bank Danamon, a subsidiary of BK, net of cash acquired (Note 2)		(243,597)
Acquisition of FSI (formerly, Colonial First State Global Asset Management), subsidiaries of TB, net of cash acquired (Note 2)		(249,615)
Acquisition of DVB Bank's Aviation Finance Division, net of cash acquired (Note 2)		(555,250)
Net decrease (increase) in loans	2,939,996	(1,631,085)	330,198
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	9,833,348	(13,714,288)	627,327
Proceeds from sales of premises and equipment	41,472	64,400	26,191
Capital expenditures for premises and equipment	(116,707)	(123,804)	(126,479)
Purchases of intangible assets	(250,061)	(308,081)	(276,880)
Proceeds from sales and dispositions of investments in equity method investees	64,011	171,882	161,566
Proceeds from sales of consolidated VIEs and subsidiaries—net	71,643	168,970	64,395
Other—net	(14,802)	(68,611)	(49,590)
Net cash provided by (used in) investing activities	3,657,359	(18,085,443)	(4,632,028)
Cash flows from financing activities:
Net increase in deposits	23,428,386	5,746,624	3,602,674
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	(8,523,347)	8,077,351	(303,042)
Net increase (decrease) in due to trust account and other short-term borrowings	(939,069)	9,944,171	(768,649)
Proceeds from issuance of long-term debt	18,707,004	4,999,531	5,020,636
Repayments of long-term debt	(11,360,120)	(4,983,073)	(4,236,887)
Proceeds from sales of treasury stock	899	1,235	2,322
Payments for acquisition of treasury stock (Note 18)	(20)	(50,028)	(159,962)
Dividends paid	(321,024)	(303,728)	(275,581)
Dividends paid by subsidiaries to noncontrolling interests	(6,523)	(8,487)	(15,853)
Other—net	(22,566)	358,922	197,673
Net cash provided by financing activities	20,963,620	23,782,518	3,063,331
Effect of exchange rate changes on cash and cash equivalents	397,287	(362,652)	43,975
Net increase (decrease) in cash and cash equivalents	24,773,199	3,978,523	(1,296,388)
Cash and cash equivalents at beginning of fiscal year	78,555,591	74,577,068	75,873,456
Cash and cash equivalents: Cash, due from banks and interest-earning deposits in other banks	103,324,201	78,549,712	74,571,260
Cash and cash equivalents: Restricted cash included in other assets	4,589	5,879	5,808
Cash and cash equivalents at end of fiscal year	103,328,790	78,555,591	74,577,068
Cash paid during the fiscal year for:
Interest	879,917	1,759,239	1,488,136
Income taxes, net of refunds	124,705	128,124	302,019
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements (Note 7)	3,487	12,754	11,280
Assets acquired under operating lease arrangements (Note 7)	¥ 50,564	46,482
Available-for-sale debt securities transferred to Held-to-maturity debt securities			221,537
Marketable Equity Securities issued by Bank Danamon transferred to investments in subsidiaries and affiliates (Note 2)			¥ 98,934
Acquisition of Bank Danamon, a subsidiary of BK (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents		1,811,160
Fair value of liabilities assumed		1,242,115
Fair value of noncontrolling interests		51,314
Acquisition of FSI (formerly, Colonial First State Global Asset Management), subsidiaries of TB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents		332,914
Fair value of liabilities assumed		68,519
Acquisition of DVB Bank's Aviation Finance Division (Note 2):
Fair value of assets acquired		572,487
Fair value of liabilities assumed		¥ 2,599